Shareholder Report, Average Annual Return (Details)	12 Months Ended	19 Months Ended
	May 31, 2024	May 31, 2024
C000237190
Average Annual Return [Line Items]
Line Graph and Table Measure Name	(Regulatory Benchmark)
Average Annual Return, Percent	12.05%	10.38%
Without Sales Load [Member] | C000237190
Average Annual Return [Line Items]
Average Annual Return, Percent	12.25%	10.09%
T. Rowe Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.31%	2.58%
T. Rowe Index: Morningstar LSTA Performing Loan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	(Strategy Benchmark)
Average Annual Return, Percent	13.68%	11.88%